Dreyfus
Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2009

Institutional Shares

Dreyfus Cash Management (DICXX)

Dreyfus Cash Management Plus, Inc. (DCIXX)

Dreyfus Government Cash Management (DGCXX)

Dreyfus Government Prime Cash Management (DIPXX)

Dreyfus Treasury & Agency Cash Management (DPRXX)

Dreyfus Treasury Prime Cash Management (DIRXX)

Dreyfus Tax Exempt Cash Management (DEIXX)

Dreyfus Municipal Cash Management Plus (DIMXX)

Dreyfus New York Municipal Cash Management (DIYXX)

Dreyfus California AMT-Free Municipal Cash Management (DIIXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Dreyfus

Contents

The Funds
Introduction	1
Dreyfus Cash Management	2
Dreyfus Cash Management Plus, Inc.	7
Dreyfus Government Cash Management	12
Dreyfus Government Prime Cash Management	16
Dreyfus Treasury & Agency Cash Management	20
Dreyfus Treasury Prime Cash Management	24
Dreyfus Tax Exempt Cash Management	28
Dreyfus Municipal Cash Management Plus	32
Dreyfus New York Municipal Cash Management	36
Dreyfus California AMT-Free Municipal Cash Management	40
Management	44
Financial Highlights	45

Your Investment
Shareholder Guide	50
Distributions and Taxes	55
Services for Fund Investors	56

For More Information See back cover.

The Funds

Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Government Prime Cash Management
Dreyfus Treasury & Agency Cash Management
Dreyfus Treasury Prime Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal Cash Management
Dreyfus California AMT-Free Municipal Cash Management

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other funds. This combined prospectus has been prepared for the convenience of investors so that investors can consider ten investment choices in one document.

As money market funds, each is subject to the maturity, quality and diversification requirements of Rule 2a-7, including maintaining an average dollar-weighted portfolio maturity of 90 days or less and buying individual securities with remaining maturites of 13 months or less. These requirements are designed to help money market funds maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government or U.S. Treasury securities, respectively. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government or U.S. Treasury securities, respectively, and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Throughout this prospectus, references to “the fund” apply to all funds, unless otherwise noted.

Dreyfus Cash Management GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.
  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Cash Management PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.26%.

Average annual total returns
(as of 12/31/08)

1 Year	5 Years	10 Years
2.93%	3.48%	3.57%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Cash Management EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.01%
Total annual fund operating expenses**	0.22%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminates on September 18, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.22% to 0.21%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

Dreyfus Cash Management Plus, Inc. GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Cash Management Plus, Inc. MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.
  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Cash Management Plus, Inc. PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.24%.

Average annual total returns
	(as of 12/31/08)
1 Year	5 Years	10 Years
2.94%	3.48%	3.61%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Cash Management Plus, Inc. EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.01%
Total annual fund operating expenses**	0.22%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminates on September 18, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.22% to 0.21%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

Dreyfus Government Cash Management GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Dreyfus Government Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Government Cash Management PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.13%.

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Government Cash Management EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.02%
Total annual fund operating expenses**	0.23%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminated on May 1, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.23% to 0.22%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

Dreyfus Government Prime Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total returns of the fund’s Institutional shares as of 3/31/09 was 0.08%.

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Government Prime Cash Management

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.02%
Total annual fund operating expenses**	0.23%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminated on May 1, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.23% to 0.22%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities. U.S. government securities are generally considered to be among the highest quality instruments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than that of money market funds that do not limit their investments to U.S. government securities.

Dreyfus Treasury & Agency Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Treasury & Agency Cash Management PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.05%.

Average annual total returns
(as of 12/31/08)

1 Year	5 Years	10 Years
1.54%	3.03%	3.25%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Treasury & Agency Cash Management EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.02%
Total annual fund operating expenses**	0.23%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminated on May 1, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.23% to 0.22%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Dreyfus Treasury Prime Cash Management GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

Dreyfus Treasury Prime Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.02%.

Average annual total returns
	(as of 12/31/08)
1 Year	5 Years	10 Years
1.49%	2.87%	3.14%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Treasury Prime Cash Management EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.02%
Total annual fund operating expenses**	0.23%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminated on May 1, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.23% to 0.22%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Dreyfus Tax Exempt Cash Management GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

Dreyfus Tax Exempt Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.
  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although the fund will normally invest all or a substantial portion of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal and personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

Dreyfus Tax Exempt Cash Management PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.20%.

Average annual total returns
(as of 12/31/08)

1 Year	5 Years	10 Years
2.30%	2.48%	2.43%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Tax Exempt Cash Management EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.01%
Treasury Guarantee Program fee*	0.01%
Total annual fund operating expenses**	0.22%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminates on September 18, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.22% to 0.21%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

Dreyfus Municipal Cash Management Plus GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Dreyfus Municipal Cash Management Plus MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.
  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although the fund will normally invest all or a substantial portion of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal and personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.22%.

Average annual total returns
	(as of 12/31/08)
1 Year	5 Years	10 Years
2.34%	2.50%	2.47%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus Municipal Cash Management Plus EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.03%
Treasury Guarantee Program fee*	0.01%
Total annual fund operating expenses**	0.24%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminates on September 18, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.24% to 0.21%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market personal fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York state municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Dreyfus New York Municipal Cash Management

MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.
  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.
  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although the fund will normally invest all or a substantial portion of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Dreyfus New York Municipal Cash Management

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.17%.

Average annual total returns
	(as of 12/31/08)
1 Year	5 Years	10 Years
2.18%	2.46%	2.39%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus New York Municipal Cash Management

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.02%
Treasury Guarantee Program fee*	0.02%
Total annual fund operating expenses**	0.24%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminates on September 18, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.24% to 0.22%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks to provide as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California state municipal obligations are not available for investment.

Dreyfus California AMT-Free Municipal Cash Management MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  State-specific risk. The fund is subject to the risk that California’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.
  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.
  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although the fund will normally invest all or a substantial portion of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal and California state personal income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Dreyfus California AMT-Free Municipal Cash Management PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/09 was 0.20%.

Average annual total returns
(as of 12/31/08)

Since Inception
1 Year	(08/01/07)
2.06%	2.46%

For the current yield for Institutional shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Dreyfus California AMT-Free Municipal Cash Management EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Annual fund operating expenses (paid each year as a % of the value of your investment)

Institutional Shares
Management fee	0.20%
Other expenses	0.05%
Treasury Guarantee Program fee*	0.02%
Total annual fund operating expenses**	0.27%

* Reflects the fee paid by the fund to U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program, which terminates on September 18, 2009.

** For the fiscal year ended January 31, 2009, Dreyfus assumed certain fund expenses pursuant to an agreement in effect, which resulted in reducing total annual fund operating expenses from 0.27% to 0.22%. This agreement terminates on July 1, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $341 billion in approximately 193 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended January 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $881 billion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity. MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s Institutional shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.026	.051	.050	.032	.013
Distributions:
Dividends from investment income-net	(.026)	(.051)	(.050)	(.032)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.65	5.18	5.07	3.28	1.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.20	.20	.20
Ratio of net investment income to average net	2.56	5.03	4.98	3.24	1.30
assets
Net Assets, end of period ($ x 1,000,000)	31,821	18,983	11,063	9,484	9,283

		Year Ended January 31,
Dreyfus Cash Management Plus, Inc.	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.026	.051	.049	.032	.013
Distributions:
Dividends from investment income-net	(.026)	(.051)	(.049)	(.032)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.66	5.18	5.06	3.29	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.20	.20	.20
Ratio of net investment income to average net assets	2.89	5.04	4.95	3.23	1.23
Net Assets, end of period ($ x 1,000,000)	3,822	9,513	6,495	5,908	8,466

			Year Ended January 31,

Dreyfus Government Cash Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.020	.048	.049	.032	.013
Distributions:
Dividends from investment income-net	(.020)	(.048)	(.049)	(.032)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.01	4.93	4.99	3.23	1.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net investment income to average net assets	1.63	4.73	4.89	3.15	1.20
Net Assets, end of period ($ x 1,000,000)	33,715	9,303	3,118	2,842	3,571

			Year Ended January 31,

Dreyfus Government Prime Cash Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.019	.048	.048	.031	.012
Distributions:
Dividends from investment income--net	(.019)	(.048)	(.048)	(.031)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.91	4.91	4.95	3.18	1.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net investment income to average net assets	1.64	4.67	4.86	3.21	1.19
Net Assets, end of period ($ x 1,000,000)	6,439	2,327	1,005	773	537

			Year Ended January 31,
Dreyfus Treasury & Agency Cash
Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.013	.046	.048	.031	.012
Distributions:
Dividends from investment income-net	(.013)	(.046)	(.048)	(.031)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.27	4.71	4.89	3.10	1.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net investment income to average net assets	1.09	4.30	4.80	3.08	1.16
Net Assets, end of period ($ x 1,000,000)	16,461	12,891	3,429	3,017	2,351

			Year Ended January 31,

Dreyfus Treasury Prime Cash Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.012	.042	.046	.029	.012
Distributions:
Dividends from investment income--net	(.012)	(.042)	(.046)	(.029)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.24	4.28	4.68	2.96	1.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net investment income to average net assets	.78	3.81	4.57	2.93	1.14
Net Assets, end of period ($ x 1,000,000)	30,587	5,373	1,043	1,487	1,333

			Year Ended January 31,

Dreyfus Tax Exempt Cash Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.021	.034	.033	.023	.011
Distributions:
Dividends from investment income-net	(.021)	(.034)	(.033)	(.023)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.11	3.47	3.34	2.36	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.20	.20	.20
Ratio of net investment income to average net assets	2.06	3.39	3.29	2.35	1.14
Net Assets, end of period ($ x 1,000,000)	5,191	4,370	2,333	2,645	2,510

			Year Ended January 31,

Dreyfus Municipal Cash Management Plus	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.021	.034	.033	.024	.011
Distributions:
Dividends from investment income--net	(.021)	(.034)	(.033)	(.024)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.17	3.50	3.37	2.39	1.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.20	.20	.20
Ratio of net investment income to average net assets	2.14	3.42	3.33	2.34	1.07
Net Assets, end of period ($ x 1,000,000)	589	1,787	596	638	500

			Year Ended January 31,
Dreyfus New York Municipal Cash
Management	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.020	.034	.033	.023	.011
Distributions:
Dividends from investment income-net	(.020)	(.034)	(.033)	(.023)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.99	3.47	3.36	2.36	1.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.20	.20	.20	.20
Ratio of net investment income to average net assets	1.95	3.41	3.31	2.33	1.12
Net Assets, end of period ($ x 1,000,000)	544	458	377	343	336

		Year Ended January 31,
Dreyfus California AMT-Free Municipal
Cash Management	2009	2008 a
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income--net	.019	.017
Distributions:
Dividends from investment income--net	(.019)	(.017)
Net asset value, end of period	1.00	1.00
Total Return (%)	1.88	3.29 b
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.20 b
Ratio of net expenses to average net assets	.17	.15 b
Ratio of net investment income to average net assets	1.93	3.15 b
Net Assets, end of period ($ x 1,000,000)	91	115

a From August 1, 2007 (commencement of operations) to January 31, 2008.
b Annualized.

Your Investment

SHAREHOLDER GUIDE

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

Your price for Institutional shares is the net asset value per share (NAV).

The fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

All times are Eastern time.

How to Buy Shares

Each fund’s NAV is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through a compatible computer facility after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, and Dreyfus California AMT-Free Municipal Cash Management, and only:

Those whose orders in proper form placed and payments for which are received in or converted into Federal Funds by the fund’s custodian by 1:00 p.m., will become effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 a.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Those whose orders in proper form placed and payments for which are received in or converted into Federal Funds by the fund’s custodian by 2:00 p.m., will become effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

	Initial	Additional
Institutional Shares	$10,000,000*	none

* The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Cash Investment Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, and Dreyfus California AMT-Free Municipal Cash Management, and only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets). Investors are urged to call Dreyfus Cash Investment Services Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments. Dividends and other distributions paid by the taxable money market funds are subject to federal income tax, and may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account). Each municipal money market fund anticipates that virtually all dividends paid to you will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management, from New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS Exchange privilege

An investor may purchase, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

NOTES

For More Information

Dreyfus Cash Management
SEC file number: 811-4175

Dreyfus Cash Management Plus, Inc.
SEC file number: 811-5295

Dreyfus Government Cash Management
Dreyfus Government Prime Cash Management
Each a series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management
SEC file number: 811-4723

Dreyfus Treasury Prime Cash Management
SEC file number: 811-5718

Dreyfus Tax Exempt Cash Management
Dreyfus California AMT-Free Municipal Cash Management
Each a series of Dreyfus Tax Exempt Cash Management Funds
SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus
SEC file number: 811-6172

Dreyfus New York Municipal Cash Management
SEC file number: 811-6395

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at **www.dreyfus.com**.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at **www.dreyfus.com** and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at **www.dreyfus.com** under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.

To obtain information:

By telephone Call your Dreyfus Cash Investments Division representative or 1-800-346-3621

By mail Write to: Dreyfus Cash Investments Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com. You can obtain product information and E-mail requests for information and literature.

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation

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